Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Millions					8 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($)	Apr. 17, 2023 EUR (€)	Mar. 28, 2023 € / shares shares	Mar. 08, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Oct. 06, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 28, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Non current liability of loan					$ 9,000,000	$ 9,000,000
Non-current financial liabilities					49,125,000	49,125,000						$ 20,531,000
Conditional advances					$ 1,448,000	$ 1,448,000						0
Fair value of expected volatility percentage					5.00%	5.00%	5.00%
Percentage of warrants issued			5.00%
Percentage of debt repayment terms					75.00%	75.00%	75.00%
Proportion of EIB finance contract to warrant issued					0.30%	0.30%	0.30%
Financial liabilities at amortised cost					$ 127,354,000	$ 127,354,000						117,484,000
Effective Interest Rate of Loan	13.40%	13.40%
Warrants issued | shares			2,779,188
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Ordinary shares issued | shares			2,779,188
Financial liabilities at amortised cost | €											€ 20.0
Transaction costs disbursed in cash	$ 300,000
Fair value of warrants	5,200,000
Initial fair value of the loan	$ 16,200,000
Change in fair value of warrants					2,500,000
Other non-current financial liabilities [member] | Research Tax Credit Financing [Member]
Disclosure of offsetting of financial liabilities [line items]
Non-current financial liabilities					5,900,000	5,900,000						$ 6,100,000
Cash | €									€ 5.3					€ 5.5
Other non-current financial liabilities [member] | New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings					1,100,000	1,100,000
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings					14,100,000	14,100,000
Secured Borrowings | €							€ 18.5
Secured borrowings using exchange rates					20,400,000	$ 20,400,000
Guaranteed borrowing amount, percentage						90.00%
Current liability of loan					$ 5,200,000	$ 5,200,000
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate					0.31%	0.31%	0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate					3.35%	3.35%	3.35%
Grant and Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance								0.152		0.161
Conditional advances								$ 1,900,000		$ 900,000
Advances, term of repayment				3 years
Annual rate of discounting				3.04%
Expected amount of discounting adjustment				$ 600,000
Refundable advances amount to be repaid				$ 3,400,000
Cash received as grant						$ 1,400
Grant and Refundable Advance Agreement [Member] | Fair Value [Member]
Disclosure of offsetting of financial liabilities [line items]
Conditional advances					$ 1,400,000	1,400,000
Cash received in grants						$ 2,800,000
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €													€ 40.0
Tranche A borrowings | €													20.0
Tranche B borrowings | €													15.0
Tranche C borrowings | €													€ 5.0
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate			8.00%
Exercise price | € / shares			€ 1.92
Volume-weighted average price per share, percentage			99.00%
Warrants maturity period			6 years
Proceeds from exercise of warrants | €		€ 20.0